General (Details) $ in Thousands	Jul. 09, 2018	Mar. 15, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($)
General (Textual)
Accumulated deficit			$ (62,479)		$ (55,881)
NIS [Member]
General (Textual)
Authorized share capital			80,000
Authorized share capital increased			$ 160,000
Ordinary shares par value | ₪ / shares				₪ 1.00
Extraordinary Meeting [Member]
General (Textual)
Effected a reverse split	The Company effected a reverse split of the Company’s ordinary shares at the ratio of 10:1, such that each ten ordinary shares, par value NIS 0.10 per share, consolidated into one ordinary share, par value NIS 1.00 (the “Reverse Split”).
Ads [Member]
General (Textual)
Change in ratio of ordinary shares, description		The Company effected a change in the ratio of its ordinary shares per ADS from 5 ordinary shares per ADS to 50 ordinary shares per ADS. The change in the ordinary shares ratio for the ADSs had the same effect as a 1-for-10 reverse stock split of the ADSs (hereinafter - the “Revenue Split”).